Embark Commodity Strategy Fund Investment Strategy - Embark Commodity Strategy Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund seeks to provide exposure to commodities markets by investing in commodity-linked instruments across various commodity sectors either directly or through its investments in its Subsidiaries (as defined below). Commodities are tangible assets such as agricultural products, oil or metals. Generally, the Fund gains exposure to commodities by investing, through its Subsidiaries (as defined below), in commodity-linked derivative instruments, which include long and short positions in commodity futures contracts and commodity-linked swaps. A commodity futures contract is a legal agreement to buy or sell a particular commodity at a predetermined price at a specified time in the future. A commodity-linked swap is an over-the-counter (“OTC”) derivative instrument whereby payments are exchanged between the counterparties based upon the price of the underlying asset (such as a commodity or commodity index) over the life of the swap. As collateral for the Fund’s derivatives holdings or to generate interest income and capital appreciation on the cash balances arising from its use of derivatives, the Fund will invest in investment-grade debt instruments and money market funds. With respect to debt instruments, the Fund invests in U.S. Treasury bills as well as corporate bonds, commercial paper, and other U.S. Treasury securities (including U.S. Treasury inflation-protected securities (TIPS)) and repurchase agreements on any such instruments. While there are no restrictions as to the maturity or duration of debt instruments in which the Fund invests, the Fund typically invests in debt instruments with maturities of less than 12 months. The Fund pursues its investment objective by allocating the Fund’s assets among multiple investment managers (each, a “Subadvisor”), which are unaffiliated with Harbor Capital Advisors, Inc. (the “Advisor”), the Fund’s investment adviser. Each Subadvisor is a discretionary subadviser, meaning it provides day-to-day portfolio management for a portion of the Fund’s assets (referred to as a “sleeve”) and is responsible for buying and selling instruments for its sleeve using a commodities investing strategy. The Advisor is responsible for selecting and overseeing the Subadvisors and allocating the Fund’s assets among the Subadvisors’ sleeves. The Advisor will determine allocations among the Subadvisors and adjust those allocations over time based upon its qualitative and quantitative assessment of each strategy and how those strategies complement one another. The Advisor may also make additional allocation changes to manage the Fund’s overall cash position as well as the Fund’s exposure to different commodities or sectors.The Advisor has selected AQR Capital Management, LLC (“AQR”); CoreCommodity Management, LLC (“CoreCommodity”); Neuberger Berman Investment Advisers LLC (“Neuberger Berman”); Quantix Commodities LP (“Quantix”); Schroder Investment Management North America Inc. (“SIMNA”); and Summerhaven Investment Management, LLC (“Summerhaven”) to each serve as a Subadvisor to the Fund. SIMNA may use a sub-Subadvisor, Schroder Investment Management North America Limited (“SIMNA Ltd.”), which is an affiliate of SIMNA. References to Subadvisors include SIMNA Ltd., as applicable, with respect to its role as a sub-Subadvisor to the Fund.Each Subadvisor may invest up to 25% of the assets in its sleeve, as determined at the end of each fiscal quarter, in a subsidiary that is wholly owned and controlled by the Fund (each, a “Subsidiary” and collectively, the “Subsidiaries”) organized under the laws of the Cayman Islands. The investments in the Subsidiaries are expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. Each Subsidiary has the same investment objective and will follow the same investment policies and restrictions as the Fund, except that each Subsidiary may invest without limitation in commodity-linked derivative instruments. References to the Fund’s investment strategies and risks include those of its Subsidiaries. Each Subsidiary is advised by the Advisor and subadvised by its respective Subadvisor. In the aggregate, up to 25% of the Fund’s assets may be invested in the Subsidiaries. Each Subadvisor has its own process for evaluating sectors, commodities and commodity-linked instruments and will act independently from the other Subadvisors in selecting investments. In seeking commodities market exposure, a Subadvisor may take various factors into account, such as (without limitation) proprietary model outputs, market conditions, inflation hedging and the relative cost of holding a “rolling” futures position (as described below), as well as the diversification and overall risk properties across its sleeve. As a result of the Fund’s strategy, the Fund may have significant exposure to particular sectors or commodities at times. As part of their strategies for the Fund, the Subadvisors will engage in “rolling” of futures contracts. “Rolling” means selling a futures contract as it nears its expiration date and replacing it with a new futures contract that has a later expiration date. If the price for the new futures contract is lower than the price of the expiring contract, then the market for the commodity is said to be in “backwardation.” In these markets, roll returns are positive. The term “contango” is used to describe a market in which the price for a new futures contract is higher than the price of the expiring contract. In these markets, roll returns are negative, which may result in a loss to the Fund. The Fund may invest in instruments listed on U.S. or non-U.S. exchanges, some of which could be denominated in currencies other than the U.S. dollar. While the Fund does not engage in borrowing for investment purposes, commodity-linked derivative instruments in which the Fund invests are leveraged so that small changes in the underlying commodity prices result in disproportionate changes in the value of the instruments. Such investments will therefore have a leveraging effect on the Fund’s portfolio. Neither the Fund nor any of the Subsidiaries is expected to invest directly in any physical commodities.The Fund is classified as non-diversified, which means the Fund may invest in the securities of a smaller number of issuers than a diversified fund.